Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum payments under lease commitments
2021
Three months period ending December 31, 2021	$1,004
2022	3,865
2023	3,310
2024	2,535
2025	2,111
2026	2,111
Thereafter	19,100
Total Lease Liabilities	$34,036

December 31, 2020
2021	$3,539
2022	3,376
2023	3,001
2024	2,426
2025	2,025
Thereafter	19,675
$34,042